POSTRETIREMENT BENEFITS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
POSTRETIREMENT BENEFITS
Percentage of matching contribution	4.00%
Contribution to plans	$ 3,758,737	$ 2,999,045	$ 2,464,166